Document and Entity Information	Oct. 28, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001357459
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	PALISADE BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33672
Entity Tax Identification Number	52-2007292
Entity Address, Address Line One	5800 Armada Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(858)
Local Phone Number	704-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PALI
Entity Emerging Growth Company	false